Vessels - Additional Information (Details) $ in Millions	Jun. 30, 2026 USD ($) vessel	Dec. 31, 2025 USD ($) vessel
Collateralized Loan Obligations
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, net	$ 1,387.0	$ 1,430.0
Time Charter Agreements
Property, Plant, and Equipment [Line Items]
Number of vessels contracted | vessel	30	29
Cost of vessels	$ 1,603.0	$ 1,539.0
Property, plant and equipment, net	$ 946.0	$ 974.0